U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.       Name and address of issuer:

             John Hancock Institutional Series Trust
             101 Huntington Avenue
             Boston, MA 02199-7603
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2.       Name of each series or class of securities for which this Form is filed
         (If Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):
                                                                             |x|
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3.       Investment Company Act File Number:
             811 - 8852
         Securities Act File Number:
             33 - 86102
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4 (a).   Last day of fiscal year for which this notice is filed:
             FEBRUARY 29, 2004
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4 (b).   Check box if this Form is being filed late (i.e., more than 90 calendar
     |_| days after the end of the issuer's fiscal year).  (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4 (c).   Check box if this is the last time the issuer will be filing this Form.
     |_|
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5.       Calculation of registration fee:

             (i)    Aggregate sale price of securities sold during the fiscal
                    year pursuant to 24(f):                                                                  $           10,967,395
                                                                                                               ---------------------

             (ii)   Aggregate price of securities redeemed or
                    repurchased during the fiscal year:                                $       (54,165,099)
                                                                                         ------------------

             (iii   Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11,
                    1995 that were not previously used to reduce registration
                    fees payable to the Commission:                                    $      (471,932,162)
                                                                                         ------------------

             (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                        -$         (526,097,261)
                                                                                                               ---------------------

             (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
                    [subtract Item 5(iv) from Item 5(i)]:                                                    $                    -
                                                                                                               ---------------------

             ----------------------------------------------------------------------------------------------
             (vi)   Redemption credits available for use in future years
                    -- if Item 5(i) is less than Item 5(iv) [subtract Item             $      (515,129,866)
                    5(iv) from Item 5(i)]:                                               ------------------

             ----------------------------------------------------------------------------------------------

             (vii)  Multiplier for determining registration fee
                    (See Instruction C.9):                                                                  x           x .0001267
                                                                                                               ---------------------

             (viii) Registration fee due [multiply Item 5(v) by Item
                    5(vii)] (enter "0" if no fee is due):                                                   =$           0
                                                                                                               =====================

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here: 0 . If there is such a number of shares or other units that were registered pursuant to fule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
         that number here:                                                                                                       0 .
                                                                                                               ---------------------
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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                            +$
                                                                                                               ---------------------
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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                                                            =$   0
                                                                                                               ---------------------

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

         Method of Delivery:
         |_|    Wire Transfer

         |_|    Mail or other means

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

         By (Signature and Title) *           Robert Gramer
                                              ----------------------------------

                                              Associate Treasurer
                                              ----------------------------------

         Date:     May 28, 2004
                   ----------------------

  * Please print the name and title of the signing officer below the signature.
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

John Hancock Mutual Funds
INSTITUTIONAL SERIES TRUST -
Independence Div Core Equity II
Dividend Performers Fund - Final
Focused Small Cap Growth Fund - Final

Rule 24f-2 Filing                                                                                                        Final
Year Ended February 29, 2004           Total           Class A         Class B         Class C         Class I        Redemption
                                   -------------    -------------   -------------   -------------   -------------    -------------
Credit Balance from Prior Years      471,932,162
                                   -------------

Aggregate Sales
(plus commissions if applicable)
Independence Div Core Equity II        9,281,803               --              --              --       9,281,803               --
Dividend Performers Fund                 267,429               --              --              --         267,429               --
Focused Small Cap Growth Fund            816,845               --              --              --         816,845               --

                                   -------------    -------------   -------------   -------------   -------------    -------------
                                      10,366,077
                                   -------------

Aggregate Reinvestments

Independence Div Core Equity II          577,841               --              --              --         577,841               --
Dividend Performers Fund                  23,477               --              --              --          23,477               --
Focused Small Cap Growth Fund                 --               --              --              --              --               --

                                   -------------    -------------   -------------   -------------   -------------    -------------
                                         601,318
                                   -------------

Aggregate Redemptions

Independence Div Core Equity II     ($52,658,438)              --              --              --     (52,658,438)              --
Dividend Performers Fund               ($951,140)              --              --              --        (951,140)              --
Focused Small Cap Growth Fund          ($555,521)              --              --              --        (555,521)              --

                                   -------------    -------------   -------------   -------------   -------------    -------------
Total Aggregate Sales               ($54,165,099)
                                   -------------

AGGREGATE SALES                      $10,366,077
AGGREGATE REINVESTMENTS                 $601,318
AGGREGATE REDEMPTIONS               ($54,165,099)
                                   -------------
NET AGGREGATE SALES                 ($43,197,704)
                                   =============

Credit Balance from Prior Years    ($471,932,162)
                                   -------------
Total Credit Balance               ($515,129,866)
                                   =============

RATE                                   0.0001267
                                   -------------
FEE DUE                               NO FEE DUE
                                   =============

John Hancock Mutual Funds
INSTITUTIONAL SERIES TRUST
Rule 24f-2 Filing
Year Ended February 29, 2004

                                                         Net Cap Stock Activity
                                                         ----------------------

Independence Div Core Equity II                                 ($42,798,794)
Dividend Performers Fund                                           ($660,234)
Focused Small Cap Growth Fund                                       $261,324

                                                           ------------------
                                                                ($43,197,704)
                                                           ==================